Non-interest income	6 Months Ended
Jun. 30, 2023
Non-interest income
Non-interest income

3. Non-interest income

	Half year ended
	30 June	30 June
	2023	2022
Continuing operations	£m	£m
Net fees and commissions (1)	1,144	1,124
Foreign exchange	125	258
Interest rate (2)	315	364
Credit	(34)	33
Changes in fair value of own debt and derivative liabilities attributable to own credit risk
- debt securities in issue	9	52
Equity, commodities and other	3	2
Income from trading activities	418	709
Profit/(loss) on redemption of own debt	2	(24)
Rental income on operating lease assets and investment property	118	114
Changes in fair value of financial assets and liabilities designated at fair value through profit or loss (3)	(3)	21
Hedge ineffectiveness	49	(22)
Loss on disposal of amortised cost assets and liabilities	(2)	(16)
(Loss)/profit on disposal of fair value through other comprehensive income assets	(24)	10
Share of losses of associated entities	(17)	(20)
Other income (4)	316	(11)
Other operating income	439	52
Non-interest income	2,001	1,885

(1)	Refer to Note 5 for further analysis.
(2)	Includes fair value changes on derivatives which have not been designated in a hedge accounting relationship and gains and losses from the management of the NatWest Group’s funding requirements involving the use of derivatives including FX. These are aimed at managing the interest rate and foreign exchange risk that NatWest Group is exposed to.
(3)	Includes related derivatives.
(4)	Includes £305 million FX recycled to profit or loss upon completion of a capital repayment by UBIDAC. Also included are instruments that have failed solely payments of principal and interest testing under IFRS 9.